Schedule of effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Leases
Statutory U.S. Federal income tax			$ (2,034)
Statutory U.S. Federal income tax, percentage	21.00%		21.00%	21.00%
Statutory U.S. Federal income tax			$ (110)
State income taxes, net percentage			1.10%
Statutory U.S. Federal income tax			$ (2)
Meals and entertainment, percentage
Statutory U.S. Federal income tax			$ (275)
Change in valuation allowance, percentage			2.80%
Statutory U.S. Federal income tax
Warrant valuation, percentage
Statutory U.S. Federal income tax
Tax effect of non-deductible equity instruments, percentage
Statutory U.S. Federal income tax			$ 2,419
Return to provision adjustment, percentage			(25.00%)
Statutory U.S. Federal income tax			$ 2
Other, percentage
Statutory U.S. Federal income tax	$ 4
Total provision, percentage			(0.10%)